FAIR VALUE MEASUREMENT - Measured at fair value on a non recurring basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Impairment loss as an offset to other income	$ 600,000		$ 755,524
Impairment loss on other intangible assets arising from acquisitions	0	$ 0
Impairment loss on goodwill	$ 0	$ 0	$ 0